Note 12 - Subsequent Events	3 Months Ended
Mar. 31, 2015
Notes
Note 12 - Subsequent Events

NOTE 12 – Subsequent Events

Subsequent to the period ended March 31, 2015, on April 30, 2015, we issued 131,579 restricted common shares to our CFO as compensation at a price of $0.19 per share for aggregate deemed compensation of $25,000. These shares were issued to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

Subsequent to the period ended March 31, 2015, on May 1, 2015, we issued 300,00 restricted common shares to a service provider at a price of $0.20 per share for aggregate deemed fees of $60,000. These shares were issued to a US corporation, in accordance with exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

It was management's assessment that there were no other events which should be classified as subsequent events for the period of these financial statements.